Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of notes due to related parties	Investors in the notes are as follows:

($ in millions)	December 31, 2020	December 31, 2019
Class A Notes, Due March 10, 2037 (1)
Allstate New Jersey Insurance Company	$101	$83
American Heritage Life Insurance Company	62	59
Allstate Assurance Company	—	33
First Colonial Insurance Company	9	9
Allstate Fire & Casualty Insurance Company	10	7
Allstate Property and Casualty Insurance Company	9	6
Allstate Indemnity Company	4	4
Esurance Insurance Company	7	4
North Light Specialty Insurance Company	4	3
Allstate Vehicle and Property Insurance Company	2	2
Allstate New Jersey Property and Casualty Insurance Company	2	2
Esurance Property and Casualty Insurance Company	4	2
Subtotal - Class A	214	214
Class B Deferrable Notes, Due March 10, 2037
Allstate Life Insurance Company	214	214
Class C Deferrable Notes, Due March 10, 2037
Allstate Life Insurance Company	168	168
Subordinated Notes, Due March 10, 2037
Allstate Life Insurance Company	45	45
Total	$641	$641
_______________
(1)As of December 31, 2020 and 2019, $74 million of these notes have an annual interest rate of 3.16% and $140 million have an annual interest rate of 3.36%.